Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,650	$ 7,342,266
Total Corporate Bonds (identified cost $6,956,604)		$ 7,342,266

Tax-Exempt Municipal Obligations — 98.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(1)	$10,000	$ 10,764,100
Ohio Water Development Authority, (Liq: TD Bank, N.A.), 3.80%, 12/1/54(2)	15,000	15,000,000
Oklahoma Water Resources Board, 4.00%, 10/1/54	1,705	1,632,981
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	8,845	9,700,311
Texas Water Development Board, 4.00%, 10/15/49	7,500	7,117,200
		$ 44,214,592
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 4.2%
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$45	$ 39,990
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	11,855	12,068,390
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	5,125	5,559,344
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	10,000	11,225,000
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	14,360	15,017,975
Ohio State University, 5.25%, 12/1/46	14,315	15,798,750
Oregon State University:
4.00%, 4/1/44	4,500	4,439,385
5.00%, 4/1/45(4)	8,000	8,444,880
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	$5,860	$ 5,688,947
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,009,550
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,804,620
Texas A&M University, 4.00%, 5/15/49	5,000	4,802,100
Texas State University System, 4.00%, 3/15/49	4,750	4,592,585
University of Alabama:
4.00%, 7/1/43	5,000	4,963,400
4.00%, 7/1/44	8,215	8,105,823
University of California Medical Center, 5.00%, 5/15/47	28,170	30,338,808
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	20,936,200
University of Oregon:
5.00%, 4/1/48	12,470	12,794,968
5.00%, 4/1/50	12,500	13,038,750
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	4,400	4,297,172
		$ 189,966,637
Electric Utilities — 3.4%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,674,000
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,710	16,093,795
5.00%, 3/1/46	5,000	5,385,250
Indiana Municipal Power Agency, (LOC: Truist Bank), 4.08%, 1/1/42(2)	10,170	10,170,000
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	5,000	5,345,700
Omaha Public Power District, NE:
5.00%, 2/1/47	20,000	21,245,200
5.25%, 2/1/48	10,000	10,872,300
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/54	15,000	16,083,900
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	11,000	11,999,460
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 10/1/46	7,585	8,269,395
5.00%, 10/1/47	6,465	7,029,071
5.00%, 10/1/54	2,655	2,849,399
South Carolina Public Service Authority:
5.00%, 12/1/46	12,600	12,602,394
5.25%, 12/1/54	9,010	9,686,201

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	$5,000	$ 5,680,950
		$ 153,987,015
Escrowed/Prerefunded — 1.0%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,126,648
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,348,040
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	22,115,400
		$ 45,590,088
General Obligations — 20.6%
Adams and Weld Counties School District No. 27J, CO, 5.00%, 12/1/48	$13,435	$ 14,507,113
Alamo Community College District, TX, 4.50%, 8/15/47	4,000	4,059,120
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,425	3,268,683
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53	4,400	4,637,072
Azle Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	5,525	5,271,016
4.00%, 2/15/54	4,985	4,757,485
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	7,000	6,666,520
Bastrop, TX, 4.00%, 8/1/42	1,260	1,239,689
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	15,932,250
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,739,069
California, 5.00%, 11/1/42	25,000	27,584,500
Charlotte Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/54	2,400	2,292,288
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,126,000
5.00%, 12/1/42	23,400	23,134,176
5.00%, 12/1/44	20,515	20,343,495
5.875%, 12/1/47	6,500	6,972,355
Chicago, IL:
5.00%, 1/1/44	12,350	12,446,330
5.25%, 1/1/38	6,750	7,105,927
5.50%, 1/1/39	5,000	5,307,850
Collin County Community College District, TX:
4.00%, 8/15/44	12,545	12,250,945
4.125%, 8/15/45	13,045	12,779,404
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Comal Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/41	$2,500	$ 2,194,025
3.00%, 2/15/42	2,250	1,950,367
3.00%, 2/15/43	2,750	2,353,312
4.00%, 2/15/49	12,500	11,925,375
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,436,250
5.00%, 2/15/44	5,150	5,575,853
Denton County, TX, 4.00%, 7/15/49	10,000	9,583,800
District of Columbia:
5.00%, 8/1/46	13,280	14,506,142
5.00%, 8/1/49	15,000	16,228,800
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	11,955	11,498,678
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,750	5,475,150
Fulshear, TX, 4.00%, 4/15/51	7,690	7,270,664
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	12,750	12,312,165
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,890,247
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,691,500
Sustainability Bonds, 4.25%, 10/1/47	10,940	11,021,941
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,508,797
Houston, TX, 4.125%, 3/1/51(1)	8,845	8,589,026
Humble Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/54	4,400	4,199,184
5.00%, 2/15/47	10,250	10,896,570
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	14,040	13,372,258
Illinois:
4.00%, 7/1/37	15,000	14,825,400
4.00%, 10/1/44	15,000	14,174,850
4.25%, 5/1/46	15,915	15,191,027
5.00%, 2/1/29	15,000	15,481,200
5.50%, 5/1/39	870	937,469
5.50%, 3/1/42	11,700	12,748,320
5.75%, 5/1/45	890	963,114
Irion County Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/49	6,120	6,542,158
King County, WA, 5.00%, 12/1/42	7,095	7,867,078
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	4,875	4,671,615

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	$7,115	$ 6,774,903
Massachusetts:
3.00%, 4/1/49	10,000	7,729,600
5.00%, 5/1/48	12,250	13,122,690
5.00%, 1/1/49	7,500	8,054,100
5.00%, 8/1/51	5,000	5,366,700
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,900	4,668,475
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/41	15,000	16,568,250
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,502,735
Minneapolis, MN:
3.00%, 12/1/41	4,000	3,551,600
3.00%, 12/1/42	4,875	4,265,284
Montgomery County, MD, 2.00%, 8/1/39	4,000	3,024,080
New Orleans, LA, 5.00%, 12/1/47	8,590	9,159,517
New York, 5.00%, 3/15/40	4,865	5,451,135
New York, NY:
4.00%, 9/1/46	10,000	9,704,800
5.00%, 3/1/50	12,350	12,969,352
5.25%, 5/1/42	3,335	3,652,926
5.25%, 3/1/47	10,000	10,931,400
5.25%, 10/1/47	5,000	5,414,650
(LOC: U.S. Bank, N.A.), 3.80%, 4/1/38(2)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/1/44(2)	20,000	20,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/44(2)	10,000	10,000,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,192,000
Norwood, MA, 4.00%, 9/15/47	11,065	10,831,639
Oregon City School District No. 62, OR, 5.00%, 6/15/49	6,500	6,712,095
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	5,000	5,350,400
Prosper Independent School District, TX, (PSF Guaranteed):
Series 2024, 4.00%, 2/15/54	15,000	14,267,400
Series 2024A, 4.00%, 2/15/54	2,500	2,377,900
Puerto Rico:
4.00%, 7/1/41	7,551	7,148,535
5.625%, 7/1/29	10,762	11,469,985
5.75%, 7/1/31	12,303	13,464,004
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	12,000	12,809,040
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	8,479,345
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	$11,230	$ 11,274,471
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,991,300
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,945,825
Tacoma School District No. 10, WA, 5.00%, 12/1/48	13,000	14,092,780
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,067,600
Tenafly Board of Education, NJ:
4.00%, 8/1/42	3,405	3,455,156
4.00%, 8/1/43	4,380	4,454,153
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	2,150	2,104,764
Washington:
5.00%, 6/1/40	5,350	5,584,972
5.00%, 6/1/41	5,465	5,696,989
5.00%, 6/1/42	5,950	6,191,034
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	6,750	6,449,422
Weld County School District No. RE-7, CO, 5.00%, 12/1/39	4,000	4,513,000
Westminster Public Schools, CO:
5.00%, 12/1/44	5,740	6,271,696
5.00%, 12/1/49	15,000	16,161,750
Wisconsin, 4.00%, 5/1/41	7,090	7,145,869
Wylie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	9,380	8,935,200
4.25%, 2/15/54	5,000	5,006,800
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	4,745	4,686,874
5.00%, 8/15/56	5,000	5,265,350
		$ 927,613,167
Hospital — 11.2%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,890	$ 3,613,538
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	10,000	10,413,800
5.00%, 4/1/52	10,000	10,355,900
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/44	2,750	2,955,700
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	13,845	14,754,478

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 4.00%, 1/15/38(2)	$3,000	$ 3,000,000
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	10,000	7,677,300
4.00%, 11/15/50	12,350	11,462,653
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.00%, 5/15/52	11,955	11,453,846
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,346,256
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	2,725	2,608,152
4.125%, 5/15/54	13,895	13,461,198
5.00%, 5/15/51	16,000	17,190,720
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	8,750,907
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,500,425
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	10,250,271
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	12,400	11,640,624
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,029,600
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,811,640
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	5,000	4,551,800
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	15,000	14,470,200
Series 2019-E, 4.00%, 1/1/45	8,650	8,320,003
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.75%, 6/1/46(2)	10,000	10,000,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,911,186
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	7,000	6,749,680
(LOC: TD Bank, N.A.), 3.75%, 3/1/48(2)	10,000	10,000,000
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	5,000	5,335,250
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,061,270
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,485,047
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	$5,250	$ 4,880,348
5.00%, 12/1/41	5,395	5,654,877
5.00%, 12/1/45	10,000	10,060,200
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	14,404,800
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,600	5,482,120
5.00%, 1/1/44	6,000	6,007,560
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	17,002,358
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	9,350	8,839,864
5.00%, 11/15/38	4,340	4,341,866
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	15,575	14,626,482
5.00%, 5/1/52	8,090	8,452,513
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	970	915,467
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	5,000	4,764,750
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia):
4.00%, 7/1/49	8,500	8,185,075
4.00%, 7/1/49(1)	12,000	11,555,520
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,023,098
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,233,701
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,520	5,275,519
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	14,060	13,891,139
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,006,200
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,725,700
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/48	10,000	10,116,800
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	10,000	9,575,100
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,059,440

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
University of Wisconsin Hospitals and Clinics Authority:
(SPA: U.S. Bank, N.A.), 3.80%, 4/1/54(2)	$10,000	$ 10,000,000
Green Bonds, 4.25%, 4/1/52	3,000	2,910,420
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,926,051
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	19,425	18,478,614
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,950,985
		$ 504,508,011
Housing — 3.6%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(5)	$3,000	$ 2,094,030
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	1,995	2,003,399
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,943,400
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,806,400
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	4,000	3,980,240
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,333,925
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,167,600
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/54(5)	1,200	1,203,588
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,500	8,472,375
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank Of Canada), 3.60%, 7/1/41(6)	1,500	1,500,000
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,260	1,149,418
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,080	1,937,576
2024 Series A, (FHLMC), (FNMA), (GNMA), 4.45%, 11/1/44	1,240	1,227,699
2024 Series E, (FHLMC), (FNMA), (GNMA), 4.45%, 11/1/44	12,205	12,083,926
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	16,830	16,659,007
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	$1,490	$ 1,456,788
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	5,000	4,974,050
Sustainable Development Bonds, 5.00%, 11/1/54	10,000	10,300,700
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	1,375	1,351,171
(FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	3,610	3,561,337
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,225	2,192,560
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	9,685	9,611,975
Social Bonds, 4.75%, 10/1/49	11,330	11,403,418
Social Bonds, 5.00%, 10/1/50	7,335	7,476,419
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,500	2,473,825
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(7)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,476,214
Virginia Housing Development Authority:
4.05%, 10/1/44	6,850	6,537,297
4.45%, 12/1/44	1,500	1,483,680
4.625%, 12/1/49	1,750	1,755,373
5.125%, 11/1/43	1,825	1,897,234
5.25%, 11/1/48	2,175	2,236,009
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,900	4,864,377
		$ 160,255,010
Industrial Development Revenue — 2.2%
Houston, TX, (United Airlines, Inc., Terminal Improvement), (AMT), 5.50%, 7/15/38	$4,000	$ 4,230,960
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	9,350	9,058,561
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	25,000	23,835,250
(AMT), 5.00%, 10/1/40	41,585	42,543,950
(AMT), 6.00%, 4/1/35	7,360	8,200,438

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$10,000	$ 10,045,400
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(5)	2,000	2,028,360
		$ 99,942,919
Insured - Education — 0.2%
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53(1)	$7,725	$ 7,667,835
		$ 7,667,835
Insured - Electric Utilities — 0.0%(8)
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$400	$ 420,180
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	375	375,086
		$ 795,266
Insured - General Obligations — 1.3%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,058,450
Generation Park Management District, TX:
(AGC), 3.50%, 9/1/43	4,075	3,510,816
(AGC), 3.75%, 9/1/47	4,820	4,165,781
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	2,470	2,046,864
(BAM), 3.375%, 3/1/46	2,570	2,107,708
(BAM), 3.50%, 3/1/47	2,675	2,223,674
Harris County Municipal Utility District No. 489, TX:
Series 2024, (BAM), 4.00%, 9/1/50	4,495	4,257,080
Series 2024A, (BAM), 4.00%, 9/1/50	5,920	5,606,655
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,768,615
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	10,872,317
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	8,940	7,923,343
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	7,187,047
		$ 58,728,350
Insured - Hospital — 0.9%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$10,425	$ 11,084,694
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University):
(AGC), 4.25%, 11/1/48	$1,670	$ 1,625,411
(AGC), 4.25%, 11/1/51	20,450	19,724,843
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	3,500	3,356,605
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/54	3,900	3,754,062
		$ 39,545,615
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing, LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,901,050
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,250	1,339,175
		$ 8,240,225
Insured - Special Tax Revenue — 1.5%
East Montgomery County Improvement District, TX, Sales Tax Revenue, (AGC), 5.25%, 8/15/49	$2,000	$ 2,162,460
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	58,155	35,751,949
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	11,994,840
(NPFG), 5.50%, 1/1/30	3,080	3,413,164
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,127,531
Pasco Public Facilities District, WA, Sales Tax Revenue:
(AGC), 4.25%, 11/1/49	3,250	3,224,877
(AGC), 4.25%, 11/1/54	3,000	2,934,420
		$ 69,609,241
Insured - Transportation — 1.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 7,163,962
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	12,000	12,660,480
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,151,800
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,930	2,890,504
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,602,640

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	$4,500	$ 4,776,300
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	8,913,998
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	10,000	10,320,300
		$ 64,479,984
Lease Revenue/Certificates of Participation — 2.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 12,936,120
Maryland Stadium Authority, 5.00%, 5/1/50	8,980	9,957,293
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,457,611
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,656,818
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	10,000	9,714,300
4.25%, 6/15/44	3,600	3,573,612
5.00%, 6/15/41	5,000	5,498,300
5.00%, 6/15/42	4,000	4,380,840
5.00%, 6/15/46	6,000	6,411,000
2019 Series AA, 5.25%, 6/15/43	10,000	10,432,800
2020 Series AA, 4.00%, 6/15/50	15,000	14,283,450
2022 Series CC, 5.25%, 6/15/43	5,750	6,250,365
Virginia Public School Authority, 5.00%, 8/1/47	1,310	1,402,905
		$ 107,955,414
Other Revenue — 3.9%
Black Belt Energy Gas District, AL:
5.00% to 11/1/34 (Put Date), 3/1/55	$9,300	$ 9,877,251
5.25% to 10/1/30 (Put Date), 1/1/54	11,250	11,925,450
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	37,890	33,629,270
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 9/1/32 (Put Date), 2/1/55	20,000	21,510,600
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,270	11,181,565
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,547,100
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,326,690
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,216,125
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue: (continued)
5.00% to 12/1/32 (Put Date), 5/1/55	$6,005	$ 6,341,460
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.035%, (67% of SOFR + 1.00%), 12/1/52(9)	12,500	12,552,000
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,580,223
Public Finance Authority, WI, (Inperium, Inc.), 5.75%, 12/1/54(5)	4,000	4,035,840
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	6,935	7,164,618
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.739%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(9)	3,075	3,077,952
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	5,270	5,402,751
		$ 174,466,395
Senior Living/Life Care — 0.9%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(5)	$375	$ 366,487
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	6,750	6,679,530
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(5)	3,750	3,650,325
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities Obligated Group), 5.00%, 8/1/54	4,930	4,987,188
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(5)	5,570	7,188,531
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,038,200
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	699,581
6.875%, 11/15/55	190	177,492
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	1,800	1,874,574
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	4,000	3,974,640
		$ 39,636,548
Special Tax Revenue — 10.9%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(5)	$14,625	$ 14,649,716

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,768,122
Green Bonds, 5.00%, 11/1/41	13,840	14,128,287
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,213,911
4.00%, 12/1/51	3,485	3,288,446
Hampton Roads Transportation Accountability Commission, VA:
5.00%, 7/1/46	3,640	3,970,730
5.00%, 7/1/48	10,790	11,076,582
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,200,907
4.00%, 7/1/51	6,500	6,203,275
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	10,946,018
5.00%, 6/15/50	4,465	4,574,794
5.00%, 6/15/53	3,500	3,633,490
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/51	5,000	4,756,450
Green Bonds, 5.00%, 11/15/46	20,000	21,686,800
Michigan Trunk Line Fund, 5.00%, 11/15/46	18,000	19,445,580
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(5)	3,370	3,476,290
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	3,060	2,724,104
3.00%, 12/1/41	3,415	3,008,547
3.00%, 12/1/43	6,050	5,124,895
Series 2024C, 3.00%, 12/1/42	5,950	5,075,410
Series 2024D, 3.00%, 12/1/42	3,515	3,042,303
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(10)	230	0
5.35%, 5/1/38(10)	80	0
5.75%, 5/1/38	310	312,616
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	10,000	9,760,800
5.00%, 11/1/40(4)	10,000	11,174,800
5.00%, 11/1/41(4)	13,000	14,404,260
5.00%, 11/1/42(4)	10,000	11,027,100
5.00%, 11/1/43(4)	10,000	10,963,700
5.00%, 11/1/46(1)	13,000	13,908,310
5.00%, 5/1/53	10,000	10,625,900
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/39(2)	10,000	10,000,000
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/42(2)	$25,000	$ 25,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	15,020	14,543,115
5.25%, 3/15/52	5,000	5,446,400
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,826,950
5.00%, 3/15/39	10,000	10,466,400
5.00%, 3/15/49	5,000	5,387,600
5.00%, 3/15/51	11,060	11,870,145
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	5,000	4,855,900
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	26,452,000
Green Bonds, 4.00%, 3/15/50	8,665	8,366,664
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,687,700
Pasco County, FL, Sales Tax Revenue, 5.00%, 10/1/49	9,245	9,943,182
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	6,150	5,812,488
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	6,269,497
5.00%, 7/1/58	38,291	38,221,696
Queen Creek, AZ, Excise Tax Revenue, 5.00%, 8/1/49	5,830	6,269,116
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,047,540
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	333,530
Series A2, 5.80%, 5/1/35	295	190,015
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	704,557
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,830,915
Green Bonds, 5.25%, 5/15/47	8,065	8,761,010
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,857,550
5.00%, 5/15/54	5,000	5,350,450
		$ 491,666,563

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.0%(8)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,440	$ 1,440,331
		$ 1,440,331
Transportation — 20.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 13,061,926
Atlanta, GA, Airport Revenue:
(AMT), 5.25%, 7/1/49	5,000	5,349,650
Green Bonds, 5.00%, 7/1/44	7,000	7,580,860
Green Bonds, 5.00%, 7/1/49	17,000	18,216,350
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,327,271
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,392,978
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	3,000	3,261,840
Charleston County Airport District, SC, 5.25%, 7/1/54	4,000	4,365,040
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(1)	4,000	4,281,080
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,033,060
(AMT), 5.00%, 1/1/40	4,000	4,185,760
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,161,420
5.00%, 1/1/48	10,000	10,721,400
(AMT), 5.00%, 1/1/47	22,085	22,195,646
(AMT), 5.00%, 1/1/53	14,370	14,523,040
(AMT), 5.25%, 1/1/53	11,500	11,897,325
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	6,200	6,084,246
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,100	5,104,998
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,755,200
(AMT), 5.00%, 12/1/35	5,000	5,161,750
(AMT), 5.00%, 12/1/38	10,000	10,266,700
(AMT), 5.00%, 11/15/42	9,575	10,037,760
(AMT), 5.00%, 11/15/53	5,835	6,020,611
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/45	13,745	14,815,461
Harris County, TX, Toll Road Revenue, 5.25%, 8/15/49	5,000	5,468,250
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	3,972,111
(AMT), 5.00%, 7/1/45	13,705	13,733,918
(AMT), 5.00%, 7/1/48	10,000	10,142,100
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,602,170
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	$5,000	$ 5,343,500
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	13,900,410
(AMT), 5.00%, 3/1/46	6,965	7,082,569
(AMT), 5.00%, 3/1/54	4,835	4,883,253
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	6,970,256
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	20,673,791
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,554,202
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	10,625	11,198,750
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,066,080
Massachusetts, (Rail Enhancement and Accelerated Bridge Program), 5.00%, 6/1/47	18,000	18,428,760
Massachusetts, (Rail Enhancement Program):
Sustainability Bonds, 5.00%, 6/1/53	15,500	16,524,085
Sustainability Bonds, 5.00%, 6/1/53(1)	16,500	17,590,320
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,756,515
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.85%, 11/15/50(2)	10,000	10,000,000
Green Bonds, 4.75%, 11/15/45	3,050	3,115,880
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	16,098,390
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 5.00%, 1/1/52	11,000	11,665,610
New Jersey Turnpike Authority:
4.50%, 1/1/48	8,000	8,291,440
5.25%, 1/1/49	5,000	5,509,700
New York State Thruway Authority, 4.00%, 1/1/44	10,000	9,812,800
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.50%, 6/30/54	6,750	7,085,407
Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,169,876
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	35,865	35,863,565
(AMT), 5.25%, 1/1/50	4,000	3,999,920
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,508,900

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Texas Tollway Authority:
4.125%, 1/1/39	$10,215	$ 10,294,575
5.00%, 1/1/48	10,000	10,129,900
Oklahoma Turnpike Authority, 5.50%, 1/1/53	12,500	13,749,750
Oregon Department of Transportation, 4.00%, 11/15/42	9,280	9,298,653
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	21,630	22,212,280
(AMT), 5.75%, 6/30/48	2,030	2,178,982
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	3,023,550
5.00%, 12/1/46	5,000	5,070,850
5.00%, 12/1/48	10,000	10,731,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,634,195
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,333,375
(AMT), 5.00%, 7/1/49	10,400	10,595,312
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,517,845
(AMT), 5.00%, 12/1/44	4,500	4,742,640
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	8,000	8,172,320
(AMT), 5.00%, 7/1/45	12,260	12,667,522
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	18,160,250
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,758,142
(AMT), 5.00%, 4/1/44	9,870	10,105,696
(AMT), 5.00%, 8/1/46	11,915	12,285,676
Sacramento County, CA, Airport System Revenue, 5.25%, 7/1/54	4,000	4,424,760
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,557,023
(AMT), 5.00%, 7/1/43	3,165	3,217,381
(AMT), 5.00%, 7/1/46	15,975	16,476,295
(AMT), 5.00%, 7/1/47	16,500	16,640,745
(AMT), 5.25%, 7/1/48	16,260	16,573,655
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	15,669,300
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,108,200
(AMT), 5.50%, 5/1/43	7,200	7,913,736
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,629,935
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY:
4.00%, 11/15/54	$16,500	$ 15,800,895
5.00%, 11/15/40	7,000	7,826,140
5.00%, 11/15/41	5,000	5,551,300
(LOC: TD Bank, N.A.), 3.80%, 1/1/32(2)	12,360	12,360,000
(LOC: U.S. Bank, N.A.), 3.80%, 1/1/31(2)	5,000	5,000,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC):
(AMT), 4.00%, 1/1/39	9,070	8,647,791
(AMT), 4.00%, 1/1/48	5,565	4,944,948
		$ 916,818,517
Water and Sewer — 7.6%
Austin, TX, Water and Wastewater System Revenue:
5.00%, 11/15/47	$4,000	$ 4,273,280
5.00%, 11/15/49	5,250	5,655,090
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/42	2,500	2,800,675
5.00%, 1/1/45	3,000	3,317,040
Series 2022, 5.00%, 1/1/47	5,000	5,380,150
Series 2024-A, 5.00%, 1/1/47	1,500	1,644,120
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	4,030	3,918,530
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	16,000	15,929,440
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,587,923
Dorchester County, SC, Waterworks and Sewer System Revenue, 5.00%, 10/1/54	7,500	8,086,650
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	11,000	12,260,710
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	3,105	2,726,563
3.00%, 6/1/40	3,050	2,647,126
4.125%, 6/1/49	820	805,289
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	2,974,500
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,430	2,300,675
Hampton Roads Sanitation District, VA, 5.00%, 7/1/54	11,000	11,833,910
Houston, TX, Combined Utility System Revenue, 5.25%, 11/15/49	8,000	8,720,080
JEA, FL, Water and Sewer System Revenue, 5.25%, 10/1/49	7,800	8,493,030
Johnston County, NC, Water and Sewer System Revenue, 5.00%, 4/1/49	5,000	5,393,650

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$4,000	$ 3,892,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,668,400
5.00%, 6/15/47(1)	8,000	8,566,160
5.00%, 6/15/50	5,000	5,237,450
5.00%, 6/15/51	12,500	13,467,125
5.25%, 6/15/47	15,000	16,465,350
5.25%, 6/15/48	13,500	14,784,795
5.25%, 6/15/53	12,300	13,483,752
(SPA: Barclays Bank PLC), 3.85%, 6/15/53(2)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/44(2)	10,000	10,000,000
Peace River Manasota Regional Water Supply Authority, FL, 4.00%, 10/1/54	6,000	5,653,920
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	18,952,164
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 4.08%, 5/1/54(2)	15,000	15,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,440,730
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,236,150
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,143,906
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,235,900
Timpanogos Special Service District, UT, Sewer Revenue, 5.00%, 6/1/47	4,290	4,662,329
Tualatin Valley Water District, OR:
5.00%, 6/1/48	3,400	3,673,904
5.00%, 6/1/49	4,120	4,442,596
5.00%, 6/1/54	5,000	5,335,750
Washington Suburban Sanitary District, MD, 2.125%, 6/1/38	10,970	8,704,366
Westminster, CO, Water and Wastewater Utility Revenue, 5.00%, 12/1/54	7,500	8,056,950
		$ 343,852,128
Total Tax-Exempt Municipal Obligations (identified cost $4,387,061,314)		$4,457,426,870

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.0%(8)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,341,148
		$ 1,341,148
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,601,989
(AMBAC), 0.00%, 10/1/26	14,395	13,236,778
(AMBAC), 0.00%, 10/1/27	22,355	19,531,117
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,518,036
		$ 44,887,920
Lease Revenue/Certificates of Participation — 0.0%(8)
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 606,132
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	295,986
		$ 902,118
Other Revenue — 0.4%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$23,000	$ 17,748,410
		$ 17,748,410
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,615,141
		$ 16,615,141
Total Taxable Municipal Obligations (identified cost $94,637,513)		$ 82,947,530
Total Investments — 100.9% (identified cost $4,488,655,431)		$4,547,716,666
Other Assets, Less Liabilities — (0.9)%		$ (41,650,536)
Net Assets — 100.0%		$4,506,066,130

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	When-issued/delayed delivery security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $38,693,167 or 0.9% of the Fund's net assets.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(7)	Security is in default and making only partial interest payments.
(8)	Amount is less than 0.05%.
(9)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
At December 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	18.0%
Texas	13.7%
Others, representing less than 10% individually	69.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 6.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 2.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,342,266	$ —	$ 7,342,266
Tax-Exempt Municipal Obligations	—	4,457,426,870	—	4,457,426,870
Taxable Municipal Obligations	—	82,947,530	—	82,947,530
Total Investments	$ —	$4,547,716,666	$ —	$4,547,716,666
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.